Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENT CO
Entity Central Index Key	0000351601
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000004265
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class A
Trading Symbol	RCLAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	9,426	10,000	10,000
2015	9,436	10,167	10,196
2016	9,811	10,682	10,641
2017	10,298	10,870	10,737
2018	10,107	10,658	10,517
2019	10,862	11,869	11,727
2020	10,945	12,576	12,453
2021	11,935	12,636	12,393
2022	9,931	10,641	10,450
2023	10,116	10,768	10,487
2024	11,569	11,974	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	7.74%	0.08%	1.47%
Class A - no sales charge	14.37%	1.27%	2.07%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 71,960,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 141,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$71,960
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$141
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004266
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class C
Trading Symbol	RCLCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$136	1.27%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,936	10,167	10,196
2016	10,255	10,682	10,641
2017	10,678	10,870	10,737
2018	10,405	10,658	10,517
2019	11,100	11,869	11,727
2020	11,100	12,576	12,453
2021	12,016	12,636	12,393
2022	9,934	10,641	10,450
2023	10,042	10,768	10,487
2024	11,400	11,974	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	13.52%	0.53%	1.32%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 71,960,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 141,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$71,960
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$141
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000027580
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class R1
Trading Symbol	RCLRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R1	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	10,050	10,167	10,196
2016	10,487	10,682	10,641
2017	11,046	10,870	10,737
2018	10,886	10,658	10,517
2019	11,742	11,869	11,727
2020	11,863	12,576	12,453
2021	12,973	12,636	12,393
2022	10,831	10,641	10,450
2023	11,062	10,768	10,487
2024	12,690	11,974	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R1	14.72%	1.56%	2.41%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 71,960,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 141,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$71,960
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$141
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000137236
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class R4
Trading Symbol	RCLUX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R4	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	10,023	10,167	10,196
2016	10,435	10,682	10,641
2017	10,956	10,870	10,737
2018	10,775	10,658	10,517
2019	11,587	11,869	11,727
2020	11,678	12,576	12,453
2021	12,747	12,636	12,393
2022	10,618	10,641	10,450
2023	10,808	10,768	10,487
2024	12,331	11,974	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	14.10%	1.25%	2.12%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 71,960,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 141,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$71,960
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$141
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000137237
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class R5
Trading Symbol	RCLVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,997	10,167	10,196
2016	10,385	10,682	10,641
2017	10,882	10,870	10,737
2018	10,669	10,658	10,517
2019	11,451	11,869	11,727
2020	11,512	12,576	12,453
2021	12,536	12,636	12,393
2022	10,415	10,641	10,450
2023	10,587	10,768	10,487
2024	12,086	11,974	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R5	14.16%	1.09%	1.91%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 71,960,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 141,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$71,960
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$141
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004268
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class S
Trading Symbol	RCLSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	10,036	10,167	10,196
2016	10,458	10,682	10,641
2017	11,001	10,870	10,737
2018	10,819	10,658	10,517
2019	11,655	11,869	11,727
2020	11,766	12,576	12,453
2021	12,850	12,636	12,393
2022	10,719	10,641	10,450
2023	10,933	10,768	10,487
2024	12,531	11,974	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	14.61%	1.46%	2.28%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 71,960,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 141,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$71,960
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$141
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004260
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class A
Trading Symbol	RMLAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	9,427	10,000	10,000
2015	9,423	10,167	10,196
2016	9,921	10,682	10,641
2017	10,763	10,870	10,737
2018	10,423	10,658	10,517
2019	11,288	11,869	11,727
2020	10,818	12,576	12,453
2021	12,678	12,636	12,393
2022	10,522	10,641	10,450
2023	10,872	10,768	10,487
2024	12,904	11,974	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	11.92%	1.51%	2.58%
Class A - no sales charge	18.69%	2.71%	3.19%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 131,586,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 252,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$131,586
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$252
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004261
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class C
Trading Symbol	RMLCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,920	10,167	10,196
2016	10,369	10,682	10,641
2017	11,170	10,870	10,737
2018	10,726	10,658	10,517
2019	11,539	11,869	11,727
2020	10,978	12,576	12,453
2021	12,763	12,636	12,393
2022	10,518	10,641	10,450
2023	10,784	10,768	10,487
2024	12,698	11,974	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	17.75%	1.93%	2.42%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 131,586,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 252,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$131,586
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$252
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000027578
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class R1
Trading Symbol	RMLRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R1	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	10,018	10,167	10,196
2016	10,579	10,682	10,641
2017	11,505	10,870	10,737
2018	11,164	10,658	10,517
2019	12,140	11,869	11,727
2020	11,660	12,576	12,453
2021	13,685	12,636	12,393
2022	11,399	10,641	10,450
2023	11,799	10,768	10,487
2024	14,042	11,974	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R1	19.01%	2.95%	3.45%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 131,586,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 252,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$131,586
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$252
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000137234
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class R4
Trading Symbol	RMLUX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R4	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,999	10,167	10,196
2016	10,526	10,682	10,641
2017	11,427	10,870	10,737
2018	11,066	10,658	10,517
2019	11,994	11,869	11,727
2020	11,485	12,576	12,453
2021	13,454	12,636	12,393
2022	11,169	10,641	10,450
2023	11,538	10,768	10,487
2024	13,648	11,974	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	18.29%	2.62%	3.16%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 131,586,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 252,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$131,586
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$252
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000137235
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class R5
Trading Symbol	RMLVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,973	10,167	10,196
2016	10,477	10,682	10,641
2017	11,338	10,870	10,737
2018	10,949	10,658	10,517
2019	11,844	11,869	11,727
2020	11,320	12,576	12,453
2021	13,224	12,636	12,393
2022	10,959	10,641	10,450
2023	11,285	10,768	10,487
2024	13,361	11,974	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R5	18.40%	2.44%	2.94%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 131,586,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 252,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$131,586
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$252
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004263
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class S
Trading Symbol	RMLSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	10,016	10,167	10,196
2016	10,560	10,682	10,641
2017	11,478	10,870	10,737
2018	11,142	10,658	10,517
2019	12,090	11,869	11,727
2020	11,609	12,576	12,453
2021	13,615	12,636	12,393
2022	11,327	10,641	10,450
2023	11,716	10,768	10,487
2024	13,927	11,974	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	18.87%	2.87%	3.37%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 131,586,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 252,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$131,586
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$252
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004255
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class A
Trading Symbol	RBLAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$59	0.53%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 25% and 24%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	9,424	10,000	10,000
2015	9,395	9,997	10,196
2016	9,823	10,201	10,641
2017	11,007	12,568	10,737
2018	10,619	12,503	10,517
2019	11,530	14,078	11,727
2020	10,827	14,766	12,453
2021	13,786	20,270	12,393
2022	11,393	16,225	10,450
2023	11,986	17,929	10,487
2024	14,724	23,808	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	15.80%	3.77%	3.94%
Class A - no sales charge	22.84%	5.01%	4.56%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 642,113,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,206,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$642,113
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$1,206
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004256
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class C
Trading Symbol	RBLCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$142	1.28%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 25% and 24%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,895	9,997	10,196
2016	10,271	10,201	10,641
2017	11,414	12,568	10,737
2018	10,928	12,503	10,517
2019	11,788	14,078	11,727
2020	10,977	14,766	12,453
2021	13,885	20,270	12,393
2022	11,382	16,225	10,450
2023	11,887	17,929	10,487
2024	14,497	23,808	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	21.95%	4.22%	3.78%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 642,113,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,206,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$642,113
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$1,206
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000027576
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class R1
Trading Symbol	RBLRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 25% and 24%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R1	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	10,004	9,997	10,196
2016	10,474	10,201	10,641
2017	11,756	12,568	10,737
2018	11,365	12,503	10,517
2019	12,367	14,078	11,727
2020	11,639	14,766	12,453
2021	14,850	20,270	12,393
2022	12,294	16,225	10,450
2023	12,967	17,929	10,487
2024	15,968	23,808	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R1	23.15%	5.24%	4.79%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 642,113,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,206,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$642,113
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$1,206
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000137232
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class R4
Trading Symbol	RBLUX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R4	$68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 25% and 24%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R4	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,969	9,997	10,196
2016	10,414	10,201	10,641
2017	11,657	12,568	10,737
2018	11,244	12,503	10,517
2019	12,215	14,078	11,727
2020	11,455	14,766	12,453
2021	14,594	20,270	12,393
2022	12,040	16,225	10,450
2023	12,676	17,929	10,487
2024	15,498	23,808	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	22.27%	4.88%	4.48%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 642,113,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,206,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$642,113
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$1,206
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000137233
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class R5
Trading Symbol	RBLVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 25% and 24%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R5	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,952	9,997	10,196
2016	10,368	10,201	10,641
2017	11,578	12,568	10,737
2018	11,137	12,503	10,517
2019	12,068	14,078	11,727
2020	11,282	14,766	12,453
2021	14,335	20,270	12,393
2022	11,807	16,225	10,450
2023	12,393	17,929	10,487
2024	15,178	23,808	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R5	22.47%	4.69%	4.26%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 642,113,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,206,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$642,113
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$1,206
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004258
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class S
Trading Symbol	RBLSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 25% and 24%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,987	9,997	10,196
2016	10,459	10,201	10,641
2017	11,726	12,568	10,737
2018	11,331	12,503	10,517
2019	12,327	14,078	11,727
2020	11,592	14,766	12,453
2021	14,787	20,270	12,393
2022	12,233	16,225	10,450
2023	12,898	17,929	10,487
2024	15,867	23,808	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	23.02%	5.18%	4.72%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 642,113,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,206,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$642,113
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$1,206
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004250
Shareholder Report [Line Items]
Fund Name	Growth Strategy Fund
Class Name	Class A
Trading Symbol	RALAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$65	0.57%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	9,425	10,000	10,000
2015	9,285	9,997	10,486
2016	9,610	10,201	10,933
2017	11,146	12,568	13,520
2018	10,832	12,503	14,464
2019	11,708	14,078	16,511
2020	10,926	14,766	18,305
2021	14,824	20,270	26,269
2022	12,225	16,225	21,967
2023	13,063	17,929	24,050
2024	16,535	23,808	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	19.27%	5.89%	5.16%
Class A - no sales charge	26.58%	7.15%	5.78%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 610,909,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,142,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$610,909
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$1,142
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004251
Shareholder Report [Line Items]
Fund Name	Growth Strategy Fund
Class Name	Class C
Trading Symbol	RALCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$149	1.32%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,769	9,997	10,486
2016	10,041	10,201	10,933
2017	11,560	12,568	13,520
2018	11,149	12,503	14,464
2019	11,960	14,078	16,511
2020	11,083	14,766	18,305
2021	14,929	20,270	26,269
2022	12,209	16,225	21,967
2023	12,959	17,929	24,050
2024	16,262	23,808	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	25.49%	6.34%	4.98%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 610,909,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,142,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$610,909
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$1,142
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000027574
Shareholder Report [Line Items]
Fund Name	Growth Strategy Fund
Class Name	Class R1
Trading Symbol	RALRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$31	0.27%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R1	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,885	9,997	10,486
2016	10,258	10,201	10,933
2017	11,932	12,568	13,520
2018	11,637	12,503	14,464
2019	12,615	14,078	16,511
2020	11,804	14,766	18,305
2021	16,066	20,270	26,269
2022	13,288	16,225	21,967
2023	14,247	17,929	24,050
2024	18,074	23,808	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R1	26.86%	7.46%	6.10%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 610,909,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,142,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$610,909
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$1,142
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000137230
Shareholder Report [Line Items]
Fund Name	Growth Strategy Fund
Class Name	Class R4
Trading Symbol	RALUX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R4	$59	0.52%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R4	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,858	9,997	10,486
2016	10,207	10,201	10,933
2017	11,843	12,568	13,520
2018	11,516	12,503	14,464
2019	12,455	14,078	16,511
2020	11,633	14,766	18,305
2021	15,787	20,270	26,269
2022	13,028	16,225	21,967
2023	13,917	17,929	24,050
2024	17,552	23,808	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	26.12%	7.10%	5.79%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 610,909,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,142,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$610,909
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$1,142
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000137231
Shareholder Report [Line Items]
Fund Name	Growth Strategy Fund
Class Name	Class R5
Trading Symbol	RALVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$87	0.77%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R5	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,829	9,997	10,486
2016	10,160	10,201	10,933
2017	11,755	12,568	13,520
2018	11,407	12,503	14,464
2019	12,300	14,078	16,511
2020	11,457	14,766	18,305
2021	15,517	20,270	26,269
2022	12,769	16,225	21,967
2023	13,616	17,929	24,050
2024	17,200	23,808	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R5	26.32%	6.94%	5.57%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 610,909,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,142,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$610,909
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$1,142
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004253
Shareholder Report [Line Items]
Fund Name	Growth Strategy Fund
Class Name	Class S
Trading Symbol	RALSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,877	9,997	10,486
2016	10,244	10,201	10,933
2017	11,914	12,568	13,520
2018	11,606	12,503	14,464
2019	12,580	14,078	16,511
2020	11,765	14,766	18,305
2021	16,012	20,270	26,269
2022	13,236	16,225	21,967
2023	14,176	17,929	24,050
2024	17,987	23,808	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	26.88%	7.41%	6.05%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 610,909,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,142,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$610,909
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$1,142
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004273
Shareholder Report [Line Items]
Fund Name	Equity Growth Strategy Fund
Class Name	Class A
Trading Symbol	REAAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$65	0.57%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	9,423	10,000	10,000
2015	9,253	9,997	10,486
2016	9,582	10,201	10,933
2017	11,410	12,568	13,520
2018	11,058	12,503	14,464
2019	11,970	14,078	16,511
2020	10,984	14,766	18,305
2021	15,288	20,270	26,269
2022	12,568	16,225	21,967
2023	13,515	17,929	24,050
2024	17,373	23,808	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	21.12%	6.47%	5.68%
Class A - no sales charge	28.55%	7.73%	6.31%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 309,060,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 559,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$309,060
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$559
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004274
Shareholder Report [Line Items]
Fund Name	Equity Growth Strategy Fund
Class Name	Class C
Trading Symbol	RELCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$150	1.32%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,749	9,997	10,486
2016	10,014	10,201	10,933
2017	11,840	12,568	13,520
2018	11,388	12,503	14,464
2019	12,245	14,078	16,511
2020	11,151	14,766	18,305
2021	15,391	20,270	26,269
2022	12,560	16,225	21,967
2023	13,406	17,929	24,050
2024	17,109	23,808	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	27.62%	6.92%	5.52%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 309,060,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 559,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$309,060
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$559
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000027582
Shareholder Report [Line Items]
Fund Name	Equity Growth Strategy Fund
Class Name	Class R1
Trading Symbol	RELRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R1	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,855	9,997	10,486
2016	10,238	10,201	10,933
2017	12,236	12,568	13,520
2018	11,890	12,503	14,464
2019	12,913	14,078	16,511
2020	11,893	14,766	18,305
2021	16,597	20,270	26,269
2022	13,681	16,225	21,967
2023	14,774	17,929	24,050
2024	19,057	23,808	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R1	28.99%	8.09%	6.66%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 309,060,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 559,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$309,060
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$559
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000137238
Shareholder Report [Line Items]
Fund Name	Equity Growth Strategy Fund
Class Name	Class R4
Trading Symbol	RELUX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R4	$58	0.51%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R4	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,834	9,997	10,486
2016	10,191	10,201	10,933
2017	12,141	12,568	13,520
2018	11,782	12,503	14,464
2019	12,767	14,078	16,511
2020	11,724	14,766	18,305
2021	16,319	20,270	26,269
2022	13,426	16,225	21,967
2023	14,458	17,929	24,050
2024	18,544	23,808	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	28.26%	7.75%	6.37%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 309,060,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 559,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$309,060
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$559
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000137239
Shareholder Report [Line Items]
Fund Name	Equity Growth Strategy Fund
Class Name	Class R5
Trading Symbol	RELVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R5	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,806	9,997	10,486
2016	10,139	10,201	10,933
2017	12,051	12,568	13,520
2018	11,657	12,503	14,464
2019	12,598	14,078	16,511
2020	11,542	14,766	18,305
2021	16,036	20,270	26,269
2022	13,153	16,225	21,967
2023	14,137	17,929	24,050
2024	18,131	23,808	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R5	28.25%	7.55%	6.13%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 309,060,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 559,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$309,060
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$559
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004276
Shareholder Report [Line Items]
Fund Name	Equity Growth Strategy Fund
Class Name	Class S
Trading Symbol	RELSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$37	0.32%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,846	9,997	10,486
2016	10,221	10,201	10,933
2017	12,205	12,568	13,520
2018	11,854	12,503	14,464
2019	12,864	14,078	16,511
2020	11,832	14,766	18,305
2021	16,499	20,270	26,269
2022	13,600	16,225	21,967
2023	14,672	17,929	24,050
2024	18,898	23,808	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	28.80%	8.00%	6.57%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 309,060,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 559,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$309,060
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$559
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.